Recent Accounting Pronouncements and Significant Accounting Policies, Financing Costs, Discounts and Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Costs, Discounts and Liabilities [Abstract]
Payments of financing costs	$ 3,710	$ 226	$ 140
Loss on extinguishment of debt	$ 0	0	$ (387)
Loans [Member]
Financing Costs, Discounts and Liabilities [Abstract]
Debt instrument interest rate term	SOFR
Hull 1597 [Member]
Financing Costs, Discounts and Liabilities [Abstract]
Payments of financing costs	$ 226	226
Hull 1597 [Member] | Other Non-current Assets [Member]
Financing Costs, Discounts and Liabilities [Abstract]
Non-current portion of unamortized deferred financing costs		$ 226
Hull 1597 [Member] | Deferred Charges Net [Member]
Financing Costs, Discounts and Liabilities [Abstract]
Non-current portion of unamortized deferred financing costs	$ 226